CREDIT FACILITY AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of long-term debt outstanding
Long-term debt outstanding consisted of the following:

	December 31, 2015	December 31, 2014
2020 Senior Secured Notes	$669,644	$668,520
2023 Senior Secured Notes	500,000	—
Revolving Loan	—	—
Rail Facility	67,491	37,270
Catalyst leases	31,802	36,559
Unamortized deferred financing costs	(32,217)	(30,128)
	1,236,720	712,221
Less—Current maturities	—	—
Long-term debt	$1,236,720	$712,221
Details on the catalyst leases at each of our refineries as of December 31, 2015 are included in the following table:

	Annual lease fee	Annual interest rate	Expiration date
Paulsboro catalyst lease	$180	1.95%	December 2016 *
Delaware City catalyst lease	$322	1.96%	October 2016 *
Toledo catalyst lease	$326	1.99%	June 2017
Chalmette catalyst lease	$185	3.85%	November 2018

Schedule of debt maturing in the next five years and thereafter	Debt maturing in the next five years and thereafter is as follows:

Year Ending December 31,
2016	$17,252
2017	77,164
2018	4,877
2019	—
2020	669,644
Thereafter	500,000
$1,268,937